EQUITY	12 Months Ended
Feb. 28, 2026
Equity [Abstract]
EQUITY

NOTE 12 – EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands as an exempted company with limited liability on May 31, 2024, with an authorized share capital of US$50,000 divided into 50,000,000 ordinary shares with a par value of US$0.001 per share.

On July 2, 2024, the Company issued 17,499,999 additional ordinary shares at a par value of US$0.001 per share, resulting in a total of 17,500,000 ordinary shares were issued and outstanding.

On May 23, 2025, the Company consummated its initial public offering (the “Offering”) of 3,750,000 ordinary shares at a public offering price of $4.00 per share. On June 2, 2025, the Company issued an additional 562,500 ordinary shares at a price of $4.00 per share following the full exercise of the underwriters’ over-allotment option. The aggregate gross proceeds from the Offering amounted to $17,250,000, prior to deducting underwriting discounts and other related expenses. Upon completion of the Offering, 21,812,500 ordinary shares were issued and outstanding.

The Company only has one single class of ordinary shares that are accounted for as permanent equity.